Property and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Nov. 30, 2012		Nov. 30, 2011
Property, Plant and Equipment [Line Items]
Ships, including ship improvements	$ 40,774		$ 39,764
Ships under construction	380		526
Ships And Ships Under Construction Gross, Total	41,154		40,290
Land, buildings and improvements, including leasehold improvements and port facilities	901		898
Computer hardware and software, transportation equipment and other	1,146		1,016
Total property and equipment	43,201		42,204
Less accumulated depreciation and amortization	(11,064)		(10,150)
Property and Equipment, Net	$ 32,137	[1]	$ 32,054	[1]

[1]	At November 30, 2012 and 2011, the net carrying values of ships and ships under construction for our North America, EAA, Cruise Support and Tour and Other segments were $18.0 billion, $12.8 billion, $0.2 billion and $0.1 billion and $17.9 billion, $12.8 billion, $0.2 billion and $0.1 billion, respectively.